Earnings per share ("EPS")	12 Months Ended
Dec. 31, 2024
Earnings per share ("EPS") [Abstract]
Earnings per share ("EPS")

Note 5 – Earnings per share (“EPS”)

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the exercise of all dilutive restricted shares using the treasury stock method.

The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2024	2023	2022
Profit/(loss) for the period used for calculation of EPS - basic	$181,377	$161,353	$61,520
Profit/(loss) for the period used for calculation of EPS - dilutive	$181,377	$161,353	$61,520

Basic earnings per share:
Weighted average shares outstanding - basic	161,354,507	162,178,499	164,692,954

Diluted earnings per share:
Weighted average shares outstanding - basic	161,354,507	162,178,499	164,692,954
Dilutive equity awards	87,274	178,236	157,137
Weighted average shares outstanding - dilutive	161,441,782	162,356,735	164,850,091